Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables
Trade and other payables

	December 31, 2017	December 31, 2016
	$M	$M
Non-current Liabilities
Accruals	1.5	—
Derivative financial instruments	0.4	0.6
	1.9	0.6
Current Liabilities
Trade payables	28.4	24.0
Other taxation and social security	1.3	1.3
Accruals	29.7	20.4
Interest payable	0.4	0.2
Derivative financial instruments	1.5	5.2
	61.3	51.1

The directors consider that the carrying value of trade payables approximates to their fair value.